Goodwill and Intangible Assets, Net (Estimated Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets	$ 421	$ 485	$ 455
Write-off of patents, net value	33	28	24
2014	163
2015	162
2016	162
2017	139
2018	123
Total amortization expense	749
Impairment of intangible assets	$ 1,684	$ 957
Patent Registration Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful life	10 years
IP R&D [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful life	10 years